Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment

	Right-of- use assets (note (a)) $	Leasehold improvements $	Fixtures and furniture $	Office and lab equipment $	Computer equipment $	Motor vehicles $	Manufacturing equipment $	Total $
Cost:
At January 1, 2020	2,635,433	737,558	82,427	2,023,336	380,439	—	—	5,859,193
Additions	949,810	493,127	15,756	1,975,977	203,177	174,865	—	3,812,712
Additions through acquisition of a subsidiary (note 18(d))	—	—	—	3,209	—	—	—	3,209
Disposals	(170,012)	(27,488)	—	(30,466)	(1,006)	—	—	(228,972)
Exchange differences	(14,162)	2,772	(150)	54,707	5,042	8,762	—	56,971

At December 31, 2020 and January 1, 2021	3,401,069	1,205,969	98,033	4,026,763	587,652	183,627	—	9,503,113
Additions	5,370,122	2,702,786	23,885	3,834,862	406,613	316,462	1,262,337	13,917,067
Additions through acquisition of a subsidiary	—	—	26,511	8,912	34,769	—	—	70,192
Disposals	(137,959)	—	—	(702,458)	(56,005)	(40,411)	—	(936,833)
Written off	—	—	(102,101)	(1,570,248)	(524,370)	(2,679)	(99,656)	(2,299,054)
Exchange differences	199,969	(10,333)	(6,354)	(15,493)	(9,116)	(3,817)	—	154,856

At December 31, 2021	8,833,201	3,898,422	39,974	5,582,338	439,543	453,182	1,162,681	20,409,341

Accumulated depreciation:
At January 1, 2020	1,460,548	697,234	55,257	1,237,558	297,752	—	—	3,748,349
Charge for the year	583,835	97,642	15,612	519,982	66,428	8,973	—	1,292,472
Written back on disposals	(170,012)	(25,306)	—	(20,112)	(1,006)	—	—	(216,436)
Exchange differences	(16,900)	3	(4)	426	1,521	364	—	(14,590)
At December 31, 2020 and January 1, 2021	1,857,471	769,573	70,865	1,737,854	364,695	9,337	—	4,809,795
Charge for the year	1,542,566	693,032	25,697	1,544,258	182,186	123,192	177,184	4,288,115
Written back on disposals	(137,959)	—	—	(39,020)	(39,635)	(6,735)	—	(223,349)
Written off	—	—	(84,050)	(1,196,444)	(360,256)	(850)	(7,944)	(1,649,544)
Exchange differences	256,698	(3,448)	5,414	(115,726)	5,494	(1,300)	—	147,132
At December 31, 2021	3,518,776	1,459,157	17,926	1,930,922	152,484	123,644	169,240	7,372,149
Net book value:
At December 31, 2021	5,314,425	2,439,265	22,048	3,651,416	287,059	329,538	993,441	13,037,192

At December 31, 2020	1,543,598	436,396	27,168	2,288,909	222,957	174,290	—	4,693,318

Schedule of net book value of right-of-use assets

		December 31,
	Note	2021 $	2020 $
Properties leased for own use, carried at depreciated cost	(i)	5,261,372	1,529,513
Office equipment, carried at depreciated cost	(ii)	53,053	14,085

		5,314,425	1,543,598

Schedule of analysis of expense items in relation to leases

	Year ended December 31,
	2021 $	2020 $
Depreciation charge of right-of-use assets by class of underlying asset:
– Properties leased for own use	1,535,333	575,787
– Office equipment	7,233	8,048

	1,542,566	583,835

Interest on lease liabilities (note 6(a))	205,915	49,400
Expense relating to short-term leases or leases of low-value assets	1,019,937	429,691